Derivative Instruments - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Effective Portion Recognized in AOCI	$ 0
Effective Portion Reclassified from AOCI	689	$ 102	$ (1,186)
Ineffective Portion		0	(7)
Effective Portion Recognized in AOCI		(2,495)	(19)
Interest expense
Derivative [Line Items]
Effective Portion Recognized in AOCI	0
Effective Portion Reclassified from AOCI	$ 689	102	(1,186)
Ineffective Portion		0	(7)
Effective Portion Recognized in AOCI		$ (2,495)	$ (19)